Newbuildings and other equipment (Details) (Construction in Progress [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Newbuilding beginning of period	$ 122,517	$ 86,067
Additions	168,881	29,519
Capitalized interest	3,292	6,931
Transfer to vessel/ net investment in direct financing lease	(294,690)	0
Newbuilding end of period	$ 0	$ 122,517